ACQUISITION (Schedule of Consideration Transferred) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACQUISITION [Abstract]
Cash paid for acquisition, net		$ 8,788
Short-term Liability for future earn-out		1,950
Long-term Liability for future earn-out		3,359
Total acquisition price		$ 14,097